New Accounting Standards And Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2024
Disclosure of changes in accounting estimates [abstract]
New Accounting Standards And Recently Issued Accounting Standards	NEW ACCOUNTING STANDARDS AND RECENTLY ISSUED ACCOUNTING STANDARDS
New Accounting Standards
The following accounting standards were effective from January 1, 2024, but they did not have a material effect on our consolidated financial statements:

•Classification of Liabilities as Current or Non-current and Non-current Liabilities with Covenants (Amendments to IAS 1)
•Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7)
•Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)
•Lack of Exchangeability (Amendments to IAS 21)

Recently Issued Accounting Standards

A number of new standards are effective for annual periods beginning after January 1, 2025 and earlier application is permitted; however, PEMEX has not early adopted the new or amended standards in preparing these consolidated financial statements.

i. Applicable as of January 1, 2027

•Presentation and Disclosure in Financial Statements (IFRS 18) PEMEX is in the process of assessing the impact of IFRS 18 to meet the new presentation and disclosure requirements.

ii. Other accounting standards

The following new and amended accounting standards are not expected to have a significant impact on PEMEX’s consolidated financial statements.

•Lack of Exchangeability (Amendments to IAS 21)
•Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)
•Subsidiaries without Public Accountability Disclosures (IFRS 19)